Income Tax-Provisions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current [Abstract]
Federal	$ 0	$ 1,917
State	(197)	(438)
Total current taxes	(197)	1,479
Deferred [Abstract]
Federal	(3,802)	(3,746)
State	(223)	(220)
Total deferred taxes	(4,025)	(3,966)
Provision for income taxes	(4,222)	(2,487)
Benefit from income taxes	527	3,271
Total benefit from (provision for) income tax		$ 784	$ (3,695)